Segments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total income	€ 18,121	€ 30,418	€ 20,093
Impairments	5	192	3
Hyperinflationary accounting, net profit (loss)	234
Net result IFRS-EU | Segments banking activities
Disclosure of operating segments [line items]
Total income	22,575	18,561	18,490
– Operating expenses	11,564	11,199	11,192
Net result IFRS-EU | Segments banking activities | Corporate Line
Disclosure of operating segments [line items]
Total income	450	84	387
Hyperinflationary accounting, income	(179)	(279)
Total income excl hyperinflationary impacts	266
– Operating expenses	€ 542	535	€ 580
Increase in operating expenses	1300.00%
Hyperinflationary accounting, net profit (loss)	€ 48	30
Provision for hyperinflationary impact		51
Goodwill impairment		32
TMBThanachart Bank Public Company Limited & Bank Of Beijing
Disclosure of operating segments [line items]
Share of profit (loss) of associates accounted for using equity method	€ 185
TMBThanachart Bank Public Company Limited | Net result IFRS-EU | Segments banking activities | Corporate Line
Disclosure of operating segments [line items]
Impairments		€ (165)